CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Loan proceeds from related party	$ 777
Private placement issuance expenses	$ 35